Share-based Payment - Summary of Employee Share Options (Detail)	12 Months Ended
	Dec. 31, 2024 ¥ / shares	Dec. 31, 2024 shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 Years	Dec. 31, 2023 ¥ / shares	Dec. 31, 2023 shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 Years	Dec. 31, 2022 shares Years ¥ / shares	Dec. 31, 2022 shares Years $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year | ¥ / shares	¥ 87.58				¥ 86.62				¥ 76.12
Exercised during the year | ¥ / shares	8				8				20.28
Forfeited and other change during the year | ¥ / shares	89.2				98.34
Outstanding, end of year | ¥ / shares	88.9				87.58				¥ 86.62
Outstanding, beginning of year | shares		13,394,000				15,000,000			17,821,000	17,821,000
Granted | shares		0				0			0	0
Exercised during the year | shares		(247,000)				(181,000)			(2,821,000)	(2,821,000)
Forfeited and other change during the year		(2,437,000)		(614)		(1,425,000)		(119)	(325)	(325)
Outstanding, end of year | shares		10,710,000				13,394,000			15,000,000	15,000,000
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year | ¥ / shares	50.48				83.73				¥ 109.47
Granted | ¥ / shares					8.9				60.78
Exercised during the year | ¥ / shares	61.44				431.02				112.47
Forfeited and other change during the year | $ / shares			$ 39.95				$ 147.31			$ 286.29
Outstanding, end of year | ¥ / shares	¥ 30.46				¥ 50.48				¥ 83.73
Outstanding, beginning of year | shares		2,096,000				2,355,000			3,042,000	3,042,000
Granted | shares						32,000			40,000	40,000
Exercised during the year | shares		(635,000)				(172,000)			(402,000)	(402,000)
Outstanding, end of year | shares		847,000				2,096,000			2,355,000	2,355,000